Stock-Based Compensation - Restricted Stock Units Vesting and Activity (Details) - Restricted stock units - $ / shares	12 Months Ended	53 Months Ended
	Dec. 31, 2016	May 24, 2016
Equity Incentive Plans
Vesting period	4 years
Amended 2012 Equity Incentive Plan
Shares
Granted (in shares)		0
2016 Equity Incentive Plan
Shares
Nonvested at beginning of period (in shares)	0
Granted (in shares)	67,295
Nonvested at end of period (in shares)	67,295
Weighted average grant date fair value
Nonvested at beginning of period (in dollars per share)	$ 0.00
Granted (in dollars per share)	25.88
Nonvested at end of period (in dollars per share)	$ 25.88